Income Tax - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of income taxes [line items]
Taxable temporary differences associated with the investments in subsidiaries for which no deferred tax liabilities recognized	$ 51,581,597	$ 1,684,572	$ 48,035,856
Subsidiaries [member] | China [member]
Disclosure of income taxes [line items]
Reduction tax rate	15.00%